LEASES - Lease and other financing obligations secured by assets (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Lessee, Lease, Description [Line Items]
Assets to secure lease and other financing obligations	¥ 707,130
Accounts receivable
Lessee, Lease, Description [Line Items]
Assets to secure lease and other financing obligations	128,353
Property and equipment, net
Lessee, Lease, Description [Line Items]
Assets to secure lease and other financing obligations	¥ 578,777